                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

/s/ Kenneth S. Miller             Fairfield, Ohio           February 14, 2005
-------------------------   -------------------------  -------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No.  28-10753
Cincinnati Casualty Company 13F File No.  28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No.  28-10754
CinFin Capital Management 13F File No.  28-5597


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    0
                                                  --------

Form 13F Information Table Entry Total:             31
                                                  --------

Form 13F Information Table Value Total             2,672,433
                                                  ------------

List of Other Included Managers:  None


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
                                           COLUMN 2        COLUMN 3          COLUMN 4          COLUMN 5    SH/PRN     PUT/CALL
                                           TITLE OF
                 ISSUER                      CLASS          CUSIP           FMV (000)           SHARES
ALLTEL CORP                                Common         020039103              459,596       7,821,584   SH
ARCHSTONE-SMITH TRUST                      Common         039583109                2,892          75,500   SH
BB & T CORP                                Common         054937107                9,461         225,000   SH
CINERGY CORP                               Common         172474108                4,163         100,000   SH
COCA COLA COMPANY                          Common         191216100                5,830         140,000   SH
EXXON MOBIL CORPORATION                    Common         30231G102               82,737       1,614,066   SH
FIFTH THIRD BANCORP                        Common         316773100            1,285,784      27,183,604   SH
FIRST FINANCIAL BANCORP                    Common         320209109               43,149       2,465,644   SH
FIRST MERIT CORPORATION                    Common         337915102              149,573       5,250,000   SH
FORTUNE BRANDS INC                         Common         349631101               17,366         225,000   SH
H J HEINZ COMPANY                          Common         423074103                5,849         150,000   SH
HILLENBRAND INDUSTRIES                     Common         431573104               27,770         500,000   SH
HUNTINGTON BANCSHARES INC                  Common         446150104                3,370         136,200   SH
JEFFERSON PILOT CORP                       Common         475070108                3,897          75,000   SH
JOHNSON & JOHNSON                          Common         478160104               31,710         500,000   SH
LINCOLN NATIONAL CORP                      Common         534187109                2,334          50,000   SH
MEDTRONIC INC                              Common         585055106                8,692         175,000   SH
MERCK & COMPANY                            Common         589331107                  643          20,000   SH
MICROSOFT CORP                             Common         594918104               20,040         750,000   SH
MOLEX INC CLASS A                          Common         608554200                4,097         153,750   SH
NATIONAL CITY CORPORATION                  Common         635405103               33,795         900,000   SH
PNC FINANCIAL SERVICES GROUP               Common         693475105              152,273       2,651,000   SH
PFIZER INC                                 Common         717081103                6,723         250,000   SH
PIEDMONT NATURAL GAS                       Common         720186105               58,574       2,520,400   SH
PROCTER & GAMBLE CORPORATION               Common         742718109               33,048         600,000   SH
SKY FINANCIAL GROUP INC                    Common         83080P103               98,197       3,425,068   SH
SYSCO CORP                                 Common         871829107               17,864         468,000   SH
U S BANCORP                                Common         902973304               73,107       2,334,200   SH
WACHOVIA CORP.                             Common         929903102                3,140          59,700   SH
WELLS FARGO & CO                           Common         949746101               13,984         225,000   SH
WYETH                                      Common         983024100               12,777         300,000   SH

                                                                               2,672,433      61,343,716


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
                                             COLUNM 6       COLUNM 7        COLUNM 8
                                            INVESTMENT                                        SHARED
                 ISSUER                         DIS         OTH MGRS          SOLE                          NONE
ALLTEL CORP                                SOLE                                7,821,584        -             -
ARCHSTONE-SMITH TRUST                      SOLE                                   75,500        -             -
BB & T CORP                                SOLE                                  225,000        -             -
CINERGY CORP                               SOLE                                  100,000        -             -
COCA COLA COMPANY                          SOLE                                  140,000        -             -
EXXON MOBIL CORPORATION                    SOLE                                1,614,066        -             -
FIFTH THIRD BANCORP                        SOLE                               27,183,604        -             -
FIRST FINANCIAL BANCORP                    SOLE                                2,465,644        -             -
FIRST MERIT CORPORATION                    SOLE                                5,250,000        -             -
FORTUNE BRANDS INC                         SOLE                                  225,000        -             -
H J HEINZ COMPANY                          SOLE                                  150,000        -             -
HILLENBRAND INDUSTRIES                     SOLE                                  500,000        -             -
HUNTINGTON BANCSHARES INC                  SOLE                                  136,200        -             -
JEFFERSON PILOT CORP                       SOLE                                   75,000        -             -
JOHNSON & JOHNSON                          SOLE                                  500,000        -             -
LINCOLN NATIONAL CORP                      SOLE                                   50,000        -             -
MEDTRONIC INC                              SOLE                                  175,000        -             -
MERCK & COMPANY                            SOLE                                   20,000        -             -
MICROSOFT CORP                             SOLE                                  750,000        -             -
MOLEX INC CLASS A                          SOLE                                  153,750        -             -
NATIONAL CITY CORPORATION                  SOLE                                  900,000        -             -
PNC FINANCIAL SERVICES GROUP               SOLE                                2,651,000        -             -
PFIZER INC                                 SOLE                                  250,000        -             -
PIEDMONT NATURAL GAS                       SOLE                                2,520,400        -             -
PROCTER & GAMBLE CORPORATION               SOLE                                  600,000        -             -
SKY FINANCIAL GROUP INC                    SOLE                                3,425,068        -             -
SYSCO CORP                                 SOLE                                  468,000        -             -
U S BANCORP                                SOLE                                2,334,200        -             -
WACHOVIA CORP.                             SOLE                                   59,700        -             -
WELLS FARGO & CO                           SOLE                                  225,000        -             -
WYETH                                      SOLE                                  300,000        -             -
                                                                              61,343,716